CLASS I [Member] Investment Objectives and Goals - CLASS I [Member] - NICHOLAS EQUITY INCOME FUND INC	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s main goal is to produce reasonable income and
Objective, Secondary [Text Block]	the Fund’s secondary goal is moderate long-term growth.